Life Insurance Policy, Cash Surrender Value (Tables)	12 Months Ended
Mar. 31, 2026
Life Insurance Policy, Cash Surrender Value [Abstract]
Schedule of Life Insurance Policy, Cash Surrender Value
	2026	2025
Life insurance policy, cash surrender value	$1,448,925	$1,390,388